Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of non-adjusting events after reporting period [text block]	Subsequent events
Corporate Reorganization – Migration of Founding Partners and Incorporation of Minority Interests
On May 29, 2025, the Board of Directors of Ambipar Participações e Empreendimentos S.A. (“Ambipar Group”), the parent company of Emergency, approved the acquisition of minority stakes held by founding partners on Emergency subsidiaries.
The founding partners exchanged their minority interests in the acquired companies for Ambipar Group shares (AMBP3), along with a cash consideration, payable over three years.
Thus, Ambipar Participações now holds the following stakes in Emergency Subsidiaries:

Percentage of Acquired Companies Held by Founding Partners as of the Closing Date	Percentage of Acquired Companies Held by Founding Partners as of the Closing Date
Ambipar Response Espírito Santo S.A.	30%
Ambipar Response Remediation S.A.	49%
Ambipar Response Emergency Medical Services R S.A.	30%
Ambipar Response Emergency Medical Services H S.A.	30%
Ambipar Response Emergency Medical Services S S.A.	30%
JM Serviços Integrados S.A.	30%
Ambipar Response Tank Cleaning S.A.	49%
Ambipar Response Industrial Services S.A.	49%
Ambipar Response Dracares Apoio Marítimo e Portuário S.A.	49%
Ambipar Response Marine S.A.	10%
Ambipar Response Maritime Services PDA S.A.	40%
Terra Drone Brasil Serviços de Engenharia Ltda	49%
The completion of the reorganization is subject to applicable corporate approvals, including the Extraordinary General Meeting, scheduled for June 25, 2025.
This reorganization aligns with Ambipar Group’s strategy of simplifying the corporate structure, retaining key executives, reducing costs, optimizing tax efficiency, and enhancing the financial profile of its controlled entities. The transaction had no impact on the financial statements as of December 31, 2024, as the related events occurred after the reporting date.